Note 4 - Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	201 5	201 4

Legal expenses	$186,936	$51,120
Salaries	41,166	--
Patent cost	29,239	87,244
Research and development	8,128	6,089
Payroll taxes and employee benefits	6,222	--
Other	4,841	1,280

	$276,532	$145,733